Stockholders' Deficit (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Number of Shares
Outstanding, beginning balance
Granted	1,000,000
Exercised
Expired or cancelled
Outstanding, ending balance	1,000,000
Weighted Average Exercise Price
Outstanding, begining balance
Granted	$ 3.50
Exercised
Expired or cancelled
Outstanding, ending balance	$ 3.50
Aggregate Intrinsic Value
Outstanding, ending balance